Cover Page	Sep. 08, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Incorporation, State or Country Code	A1
Entity File Number	1-14880
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929351
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Voting Common Shares, no par value per share
Trading Symbol	LGF.A
Security Exchange Name	NYSE
Common Class B
Entity Information [Line Items]
Title of 12(b) Security	Class B Non-Voting Common Shares, no par value per share
Trading Symbol	LGF.B
Security Exchange Name	NYSE
Principal Executive Offices
Entity Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404